Acquisition Of Nautilus Offshore Services Inc Impairment Charges (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill	$ 7,002
Goodwill impairment charge	(7,002)	$ 0	$ 0
Goodwill	0	7,002
Nautilus
Goodwill	7,002
Goodwill impairment charge	(7,002)
Goodwill	$ 0	$ 7,002